Retirement And Other Benefit Plans - Information on Expected Cash Flows (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected Benefit Payments: 2015	$ 13,784,000
Expected Benefit Payments: 2016	12,215,000
Expected Benefit Payments: 2017	16,085,000
Expected Benefit Payments: 2018	13,743,000
Expected Benefit Payments: 2019	14,803,000
Expected Benefit Payments: 2020 - 2024	82,371,000
Funded Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015 Employer contributions expected	79,000
Expected Benefit Payments: 2015	11,109,000
Expected Benefit Payments: 2016	11,807,000
Expected Benefit Payments: 2017	12,457,000
Expected Benefit Payments: 2018	13,201,000
Expected Benefit Payments: 2019	13,886,000
Expected Benefit Payments: 2020 - 2024	77,058,000
SERP
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015 Employer contributions expected	2,675
Expected Benefit Payments: 2015	2,675,000
Expected Benefit Payments: 2016	408,000
Expected Benefit Payments: 2017	3,628,000
Expected Benefit Payments: 2018	542,000
Expected Benefit Payments: 2019	917,000
Expected Benefit Payments: 2020 - 2024	5,313,000
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015 Employer contributions expected	142,000
Expected Benefit Payments: 2015	142,000
Expected Benefit Payments: 2016	134,000
Expected Benefit Payments: 2017	127,000
Expected Benefit Payments: 2018	120,000
Expected Benefit Payments: 2019	113,000
Expected Benefit Payments: 2020 - 2024	$ 462,000